Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Principles Of Consolidation and Noncontrolling Interest [Policy Text Block]

Principles of Consolidation and Noncontrolling Interest

The accompanying consolidated financial statements include the Company, the LLC and its wholly-owned subsidiaries: BFE Holdings, LLC; BFE Operating Company, LLC; Buffalo Lake Energy, LLC; and Pioneer Trail Energy, LLC. All inter-company balances and transactions have been eliminated in consolidation. The Company treats all exchanges of LLC membership units for Company common stock as equity transactions, with any difference between the fair value of the Company’s common stock and the amount by which the noncontrolling interest is adjusted being recognized in equity.

Principles of Consolidation and Noncontrolling Interest

The accompanying consolidated financial statements include the Company, the LLC and its wholly-owned subsidiaries: BFE Holdings, LLC; BFE Operating Company, LLC; Buffalo Lake Energy, LLC; and Pioneer Trail Energy, LLC. All inter-company balances and transactions have been eliminated in consolidation. The Company treats all exchanges of LLC membership units for Company common stock as equity transactions, with any difference between the fair value of the Company’s common stock and the amount by which the noncontrolling interest is adjusted being recognized in equity.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

Preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures in the accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

Preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures in the accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Our primary source of revenue is engineering and/or business consulting services that the Company is providing to certain next generation biofuel and bio-chemical companies. Consulting agreements are entered into which set forth the terms, including the rates charged, for all consulting services. Revenue is recognized and recorded at the time that the consulting services are performed and collectibility is reasonably assured.

Revenue Recognition

During the time that the Company owned and operated its ethanol facilities, which was through November 22, 2013, the Company sold its ethanol, distillers grain and corn oil products under the terms of marketing agreements. Revenue was recognized when risk of loss and title transferred upon shipment of ethanol, distillers grain or corn oil. In accordance with the marketing agreements, the Company recorded its revenues based on the amounts payable to us at the time of our sales of ethanol, distillers grain or corn oil. For our ethanol that was sold within the United States, the amount payable was equal to the average delivered price per gallon received by the marketing pool from Cargill Inc.’s (“Cargill”) customers, less average transportation and storage charges incurred by Cargill, and less a commission. We also sold a portion of our ethanol production to Cargill for export, which sales were shipped undenatured and were excluded from the marketing pool. For exported ethanol sales, the amount payable was equal to the contracted delivered price per gallon, less transportation and storage charges, and less a commission. The amount payable for distillers grain and corn oil was generally equal to the market price at the time of sale less a commission.

Cost of Sales, Policy [Policy Text Block]
Cost of goods sold

During the time that the Company owned and operated its ethanol facilities, which was through November 22, 2013, cost of goods sold primarily included costs of materials (primarily corn, natural gas, chemicals and denaturant), electricity, purchasing and receiving costs, inspection costs, shipping costs, lease costs, plant management, certain compensation costs and general facility overhead charges, including depreciation expense.

Selling, General and Administrative Expenses, Policy [Policy Text Block]

General and administrative expenses

General and administrative expenses consist of salaries and benefits paid to our management and administrative employees, expenses relating to third party services, travel, office rent, marketing and other expenses, including certain expenses associated with being a public company, such as fees paid to our independent auditors associated with our annual audit and quarterly reviews, directors’ fees, and listing and transfer agent fees.

General and administrative expenses

General and administrative expenses consist of salaries and benefits paid to our management and administrative employees, expenses relating to third party services, travel, office rent, marketing and other expenses, including certain expenses associated with being a public company, such as fees paid to our independent auditors associated with our annual audit and quarterly reviews, directors’ fees, and listing and transfer agent fees.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

Cash and cash equivalents include highly-liquid investments with an original maturity of three months or less. At June 30, 2014, we had $8.1 million of cash and cash equivalents invested in standard cash accounts held at one financial institution, which is in excess of FDIC insurance limits.

Cash and Cash Equivalents

Cash and cash equivalents include highly-liquid investments with an original maturity of three months or less. At December 31, 2013, we had $12.9 million of cash and cash equivalents invested in standard cash accounts held at two financial institutions, which is in excess of FDIC insurance limits.

Other Current Assets [Policy Text Block]

Other Current Assets

Other current assets is comprised of legal expenses incurred for the equity offering and debt issuance related to the Acquisition, which have been capitalized.

Receivables, Policy [Policy Text Block]
Accounts Receivable

During the time that the Company owned and operated its ethanol facilities, which was through November 22, 2013, accounts receivable were carried at original invoice amount less an estimate made for doubtful accounts based on a review of all outstanding amounts on a monthly basis. Management determined the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. The Company did not charge interest for any past due accounts receivable.  As of December 31, 2012 no allowance was considered necessary.  As of December 31, 2012 accounts receivable are included as part of assets held for sale on the consolidated balance sheets.

Concentrations Of Credit Risk [Policy Text Block]
Concentrations of Credit Risk

During the time that the Company owned and operated its ethanol facilities, which was through November 22, 2013, credit risk represented the accounting loss that would be recognized at the reporting date if counterparties failed completely to perform as contracted. Concentrations of credit risk, whether on- or off-balance sheet, that arose from financial instruments existed for groups of customers or counterparties when they had similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions described below.

During the years ended December 31, 2013 and 2012, the Operating Subsidiaries recorded sales to Cargill representing 76% and 75%, respectively, of total net sales. As of December 31, 2012, the Operating Subsidiaries had receivables from Cargill of $7.5 million, representing 81% of total accounts receivable.  As of December 31, 2013, the Operating Subsidiaries had no receivables from Cargill.

The Operating Subsidiaries purchased corn, its largest cost component in producing ethanol, from Cargill. During the years ended December 31, 2013 and 2012, corn purchases from Cargill totaled $230.7 million and $384.6 million, respectively. As of December 31, 2012, the Operating Subsidiaries had payables to Cargill of $9.0 million related to corn purchases. As of December 31, 2012 payables to Cargill are included as part of liabilities held for sale on the consolidated balance sheet.  As of December 31, 2013, the Operating Subsidiaries had no payables to Cargill related to corn purchases.

Inventory, Policy [Policy Text Block]
Inventories

During the time that the Company owned and operated its ethanol facilities, which was through November 22, 2013, raw materials inventories, which consisted primarily of corn, denaturant, supplies and chemicals, and work in process inventories were valued at the lower-of-cost-or-market, with cost determined on a first-in, first-out basis. Finished goods inventories consisted of ethanol and distillers grain and were stated at lower of average cost or market.

As of December 31, 2012 inventories are included as part of assets held for sale on the consolidated balance sheets.  A summary of inventories as of December 31, 2012 is as follows (in thousands):

Raw materials	$8,198
Work in process	2,831
Finished goods	2,414
$13,443

Derivatives, Policy [Policy Text Block]
Derivative Instruments and Hedging Activities

During the time that the Company owned and operated its ethanol facilities, which was through November 22, 2013, derivatives were recognized on the balance sheet at their fair value and were included in the accompanying balance sheets as “derivative financial instruments”. On the date the derivative contract was entered into, the Company would designate the derivative either as a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge). Changes in the fair value of a derivative that was highly effective and that was designated and qualified as a cash flow hedge were recorded in other comprehensive income, net of tax effect, until earnings are affected by the variability of cash flows (e.g., when periodic settlements on a variable rate asset or liability are recorded in earnings). Changes in the fair value of undesignated derivative instruments or derivatives that did not qualify for hedge accounting were recognized in current period operations.

Accounting guidance for derivatives requires a company to evaluate contracts to determine whether the contracts are derivatives. Certain contracts that meet the definition of a derivative may be exempted as normal purchases or normal sales. Normal purchases and normal sales are contracts that provide for the purchase or sale of something other than a financial instrument or derivative instrument that will be delivered in quantities expected to be used or sold over a reasonable period in the normal course of business. The Company’s contracts for corn and natural gas purchases and ethanol sales that met those requirements and were designated as either normal purchase or normal sale contracts were exempted from the derivative accounting and reporting requirements.

Property, Plant and Equipment, Policy [Policy Text Block]

Property, Plant and Equipment

Property, plant and equipment is comprised of office furniture and equipment at the Company’s headquarters and is recorded at cost. Depreciation on office furniture and equipment is computed by the straight line method over a range of three to ten years.

Property, Plant and Equipment

Property, plant and equipment at December 31, 2013 is comprised of office furniture and equipment at the Company’s headquarters and is recorded at cost. Depreciation on office furniture and equipment is computed by the straight line method over a range of three to ten years, depending on the asset.  During the time that the Company owned and operated its ethanol facilities, which was through November 22, 2013, property, plant and equipment at the plants was also recorded at cost and was depreciated by the straight line method over a range of three to forty years, depending on the asset. As of December 31, 2012 property, plant and equipment at the plants is included as part of assets held for sale on the consolidated balance sheets.

Debt, Policy [Policy Text Block]
Debt Issuance Costs

During the time that the Company owned and operated its ethanol facilities, which was through November 22, 2013, debt issuance costs were stated at cost, less accumulated amortization. Debt issuance costs at December 31, 2012 represented costs incurred related to the Operating Subsidiaries Senior Debt Facility and tax increment financing agreements and are included as part of assets held for sale on the consolidated balance sheet. These costs were being amortized, using an effective interest method, through interest expense over the term of the related debt.  Any remaining debt issuance costs were written off in November 2013 as a result of the sale of the plants.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

Expense associated with stock-based awards and other forms of equity compensation is based on fair value at grant and recognized on a straight line basis in the financial statements over the requisite service period for those awards that are expected to vest.

Stock-Based Compensation

Expense associated with stock-based awards and other forms of equity compensation is based on fair value at grant and recognized on a straight line basis in the financial statements over the requisite service period for those awards that are expected to vest.

Asset Retirement Obligations, Policy [Policy Text Block]
Asset Retirement Obligations

During the time that the Company owned and operated its ethanol plants, which was through November 22, 2013, asset retirement obligations were recognized when a contractual or legal obligation existed and a reasonable estimate of the amount could be made. Changes to the asset retirement obligation resulting from revisions to the timing or the amount of the original undiscounted cash flow estimates were recognized as an increase or decrease to both the carrying amount of the asset retirement obligation and the related asset retirement cost capitalized as part of the related property, plant and equipment. At December 31, 2012, the Operating Subsidiaries had accrued asset retirement obligation liabilities of $149,000 and $188,000 for its plants at Wood River and Fairmont, respectively.

The asset retirement obligations accrued at December 31, 2012 for Wood River related to the obligations in our contracts with Cargill and Union Pacific Railroad (“Union Pacific”). According to the grain elevator lease with Cargill, the equipment that is adjacent to the grain elevator may be required at Cargill’s discretion to be removed at the end of the lease. In addition, according to the contract with Union Pacific, the buildings that are built near their land in Wood River may be required at Union Pacific’s request to be removed at the end of our contract with them. The asset retirement obligations accrued at December 31, 2012 for Fairmont related to the obligations in our contracts with Cargill and in our water permit issued by the state of Minnesota. According to the grain elevator lease with Cargill, the equipment that is adjacent to the grain elevator being leased may be required at Cargill’s discretion to be removed at the end of the lease. In addition, the water permit in Fairmont required that we secure all above ground storage tanks whenever we discontinue the use of our equipment for an extended period of time in Fairmont. The estimated costs of these obligations were accrued at the current net present value of these obligations at the end of an estimated 20 year life for each of the plants. These liabilities had corresponding assets recorded in property, plant and equipment, which were being depreciated over 20 years.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company accounts for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company regularly reviews historical and anticipated future pre-tax results of operations to determine whether the Company will be able to realize the benefit of its deferred tax assets. A valuation allowance is required to reduce the potential deferred tax asset when it is more likely than not that all or some portion of the potential deferred tax asset will not be realized due to the lack of sufficient taxable income. The Company establishes reserves for uncertain tax positions that reflect its best estimate of deductions and credits that may not be sustained on a more likely than not basis. As the Company has incurred tax losses since its inception and expects to continue to incur tax losses for the foreseeable future, we will continue to provide a valuation allowance against deferred tax assets until the Company believes that such assets will be realized.

Income Taxes

The Company accounts for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company regularly reviews historical and anticipated future pre-tax results of operations to determine whether the Company will be able to realize the benefit of its deferred tax assets. A valuation allowance is required to reduce the potential deferred tax asset when it is more likely than not that all or some portion of the potential deferred tax asset will not be realized due to the lack of sufficient taxable income. The Company establishes reserves for uncertain tax positions that reflect its best estimate of deductions and credits that may not be sustained on a more likely than not basis. As the Company has incurred tax losses since its inception and expects to continue to incur tax losses for the foreseeable future, we will continue to provide a valuation allowance against deferred tax assets until the Company believes that such assets will be realized.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

The Company’s financial instruments, including cash and cash equivalents, accounts receivable, deposits, accounts payable, and severance payable are carried at cost, which approximates their fair value because of the short-term maturity of these instruments.

Fair Value of Financial Instruments

The Company’s financial instruments, including cash and cash equivalents, accounts receivable, deposits, accounts payable, and severance payable are carried at cost, which approximates their fair value because of the short-term maturity of these instruments.

Recent Accounting Pronouncements [Policy Text Block]

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standards setting bodies that are adopted by us as of the specified effective date. Unless otherwise discussed, our management believes that the impact of recently issued standards that are not yet effective will not have a material impact on our consolidated financial statements upon adoption.
In May 2014, the FASB issued guidance on revenue from contracts with customers, which implements a five step process of how an entity should recognize revenue in order to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This guidance will be effective at the beginning of fiscal year 2017, and early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. We are currently evaluating the impact that the adoption will have on our consolidated financial statements and related disclosures. We have not yet selected a transition method nor have we determined the effect of the standard on our ongoing financial reporting.

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standards setting bodies that are adopted by us as of the specified effective date. Unless otherwise discussed, our management believes that the impact of recently issued standards that are not yet effective will not have a material impact on our consolidated financial statements upon adoption.